Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Income Taxes

Income taxes recognized in the income statement can be detailed as follows:

Million US dollar	2018	2017	2016
Current year	(2 819)	(3 833)	(1 544)
(Underprovided)/overprovided in prior years	101	1	47

Current tax expense	(2 718)	(3 832)	(1 497)
Origination and reversal of temporary differences	(287)	1 872	(459)
(Utilization)/recognition of deferred tax assets on tax losses	120	23	116
Recognition of previously unrecognized tax losses	46	16	227

Deferred tax (expense)/income	(121)	1 912	(116)

Total income tax expense	(2 839)	(1 920)	(1 613)

Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate

The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows:

Million US dollar	2018	2017	2016
Profit before tax	8 530	11 076	4 334
Deduct share of result of associates and joint ventures	153	430	16

Profit before tax and before share of result of associates and joint ventures	8 377	10 646	4 318
Adjustments on taxable basis
Foreign source income	—	—	(809)
Government incentives	(742)	(982)	(769)
Non-deductible marked to market on derivatives	3 496	579	3 508
Taxable intercompany dividends	—	—	619
Other expenses not deductible for tax purposes	1 796	1 795	843
Other non-taxable income	(158)	(178)	(415)

	12 769	11 860	7 296
Aggregated weighted nominal tax rate	26.8%	28.5%	32.7%
Tax at aggregated weighted nominal tax rate	(3 426)	(3 378)	(2 387)
Adjustments on tax expense
Utilization of tax losses not previously recognized	120	23	76
Recognition of deferred taxes assets on previous years’ tax losses	46	16	229
Write-down of deferred tax assets on tax losses and current year losses for which no deferred tax asset is recognized	(125)	(143)	(975)
(Underprovided)/overprovided in prior years	65	1	63
Deductions from interest on equity	471	553	644
Deductions from goodwill	17	57	63
Other tax deductions	436	723	869
US Tax reform (change in tax rate and other)	116	1 760	—
Change in tax rate (other)	144	(59)	(1)
Withholding taxes	(403)	(386)	(286)
Brazilian Federal Tax Regularization Program	—	(870)	—
Other tax adjustments	(300)	(217)	93

	(2 839)	(1 920)	(1 613)
Effective tax rate	33.9%	18.0%	37.4%

Summary of Detail Information of Income Tax Recognized in Other Comprehensive Income

Income taxes were directly recognized in other comprehensive income as follows:

Million US dollar	2018	2017	2016
Re-measurements of post-employment benefits	22	(39)	54
Cash flow and net investment hedges	108	(95)	(258)

Income tax (losses)/gains	130	(134)	(204)